ANDREW I. TELSEY, P.C.  Attorney at Law
--------------------------------------------------------------------------------
                             12835 East Arapahoe Road, Tower One, Penthouse #803
                                                     Englewood, Colorado   80112
                         Telephone:  (303) 768-9221 - Facsimile:  (303) 768-9224
                                                         E-mail: aitelsey@cs.com




September 11, 2006



VIA EDGAR TRANSMISSION

U.S. Securities & Exchange Commission
450 5th Street N.W.
Washington, D.C.  20549

Re:      Alpha Spacecom, Inc.
         Amendment No. 2 to
         Preliminary Schedule 14C
         Commission File No. 000-13628

Dear Sirs/Madam:

On behalf of the above referenced Company, we are herewith transmitting Amendment No. 2 to Preliminary Schedule 14C. The amendment is filed to add the June 30, 2006 financial statements for East Glory Investments Group Limited under Appendix B.

Should you have any questions or comments concerning this filing, please contact the undersigned at the above telephone number. Your cooperation in this matter is appreciated.

Yours truly,

s/Andrew I. Telsey

Andrew I. Telsey

AIT/ddk





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